CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Dec. 31, 2017 $ / €
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Noon buying rate used to translate financial statements for reader convenience	1.2022